Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	BRIDGES INVESTMENT FUND INC
Central Index Key	0000014170
Amendment Flag	false
Document Creation Date	Apr. 23, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Bridges Investment Fund, Inc. | Bridges Investment Fund, Inc.
Risk/Return:
Trading Symbol	BRGIX